UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04084

Hawaiian Tax-Free Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York  10036

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York  10036

(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

Hawaiian Tax-Free Trust
Schedule of Investments
June 30, 2017
(unaudited)

Principal Amount	General Obligation Bonds (41.8%):	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (27.2%):

	City and County of Honolulu, Hawaii, Series A
$1,000,000	5.000%, 10/01/17	Aa1/NR/AA+	$1,009,700
2,000,000	5.000%, 10/01/20	Aa1/NR/AA+	2,239,800
1,000,000	5.000%, 10/01/21	Aa1/NR/AA+	1,152,000
2,000,000	5.000%, 10/01/22	Aa1/NR/AA+	2,354,500
2,000,000	5.000%, 10/01/23	Aa1/NR/AA+	2,398,060
5,000,000	5.000%, 10/01/24	Aa1/NR/AA+	6,084,650
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,693,000
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	6,099,700
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,345,380
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,860,700
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,808,050
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,799,800

	City and County of Honolulu, Hawaii, Series A, Refunding
5,085,000	5.000%, 04/01/19	Aa1/NR/AA+	5,425,034

	City and County of Honolulu, Hawaii, Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	5,594,250
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,347,010
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,453,500

	City and County of Honolulu, Hawaii, Series B
125,000	5.000%, 11/01/17	Aa1/NR/AA+	126,638
2,295,000	4.000%, 10/01/20	Aa1/NR/AA+	2,497,580
5,385,000	5.000%, 11/01/21	Aa1/NR/AA+	6,216,713
5,000,000	5.000%, 11/01/22	Aa1/NR/AA+	5,897,000
1,500,000	4.000%, 10/01/23	Aa1/NR/AA+	1,709,955
1,525,000	5.000%, 10/01/26	Aa1/NR/AA+	1,860,409
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,465,100
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,638,450
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,497,840

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,429,226
2,615,000	5.000%, 10/01/26	Aa1/NR/AA+	3,190,143
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,492,270

	City and County of Honolulu, Hawaii, Series C
200,000	4.750%, 09/01/18	Aa1/NR/AA+	208,548
3,000,000	5.000%, 10/01/28	Aa1/NR/AA+	3,604,500

	City and County of Honolulu, Hawaii, Series F
5,025,000	5.000%, 09/01/19	Aa1/NR/AA+	5,438,507
5,455,000	5.000%, 09/01/20	Aa1/NR/AA+	5,901,437

	County of Hawaii BAN
15,000,000	1.780%, 07/06/17***	NR/NR/NR*	15,000,000

	County of Hawaii, Series A
1,155,000	5.250%, 07/15/17	Aa2/AA-/AA+	1,156,259
1,500,000	5.000%, 09/01/25	Aa2/AA-/NR	1,840,740

	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA+	2,002,060

	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA+	1,755,089

	County of Hawaii, 2016-Series A
1,000,000	4.000%, 09/01/35	Aa2/AA-/NR	1,070,950

	County of Hawaii, 2017-Series A
1,000,000	5.000%, 09/01/18	Aa2/NR/AA+	1,045,480
1,000,000	5.000%, 09/01/19	Aa2/NR/AA+	1,082,290
1,610,000	5.000%, 09/01/27	Aa2/NR/AA+	1,989,026
2,930,000	5.000%, 09/01/28	Aa2/NR/AA+	3,582,804
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	5,030,796

	County of Hawaii, Series B
750,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA+	750,773

	County of Hawaii, Series B
1,000,000	5.000%, 09/01/17	Aa2/AA-/AA+	1,006,280

	County of Hawaii, 2016-Series C
300,000	5.000%, 09/01/27	Aa2/AA-/NR	364,005

	County of Hawaii, 2017-Series E
500,000	3.000%, 03/01/18	Aa2/NR/AA+	506,620

	County of Kauai, Hawaii, Series A
855,000	2.250%, 08/01/17	Aa2/AA/AA	855,812

	County of Kauai, Hawaii, 2012-Series A
500,000	5.000%, 08/01/21	Aa2/AA/AA	572,025

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA/NR	932,902
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA/NR	762,265
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	511,591

	County of Kauai, Hawaii, Refunding, Series A
1,025,000	3.250%, 08/01/21	Aa2/AA/AA	1,101,855
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,588,879
1,250,000	4.000%, 08/01/24	Aa2/AA/AA	1,389,063
1,000,000	3.625%, 08/01/25	Aa2/AA/AA	1,064,000
970,000	3.000%, 08/01/25	Aa2/AA/AA	1,017,967
600,000	3.000%, 08/01/26	Aa2/AA/AA	624,660
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,573,413
345,000	5.000%, 08/01/29	Aa2/AA/AA	401,345

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,063,794
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,043,480

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+/AA+	4,163,537
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	4,990,663
2,395,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,578,601

	County of Maui, Hawaii, Series 2012
295,000	5.000%, 06/01/21	Aa1/AA+/AA+	336,763

	County of Maui, Hawaii, Series 2014
4,065,000	5.000%, 06/01/20	Aa1/AA+/AA+	4,506,784

	County of Maui, Hawaii, Series 2014 Refunding
1,000,000	5.000%, 06/01/18	Aa1/AA+/AA+	1,036,310
1,590,000	5.000%, 06/01/19	Aa1/AA+/AA+	1,705,800
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,221,024
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,209,890
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,865,738

	Total City & County		205,140,783

	State (14.6%):

	State of Hawaii, Series DK, Unrefunded balance
140,000	5.000%, 05/01/19	Aa1/AA+/NR	144,581

	State of Hawaii, Series DY, Refunding
3,815,000	5.000%, 02/01/20	Aa1/AA+/AA	4,184,788

	State of Hawaii, Series DZ, Unrefunded balance
795,000	5.000%, 12/01/19	Aa1/AA+/NR	867,321

	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa1/AA+/AA	1,379,030
385,000	5.000%, 11/01/22	Aa1/AA+/AA	454,720
80,000	5.000%, 11/01/24	Aa1/AA+/NR	94,307
5,300,000	5.000%, 11/01/25	Aa1/AA+/AA	6,235,980
220,000	5.000%, 11/01/27	Aa1/AA+/NR	257,748

	State of Hawaii, Series EF
1,235,000	5.000%, 11/01/23	Aa1/AA+/AA	1,457,263
3,000,000	5.000%, 11/01/24	Aa1/AA+/AA	3,533,160

	State of Hawaii, Series EH
500,000	5.000%, 08/01/18	Aa1/AA+/AA	521,275
1,500,000	5.000%, 08/01/20	Aa1/AA+/AA	1,671,255
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA	2,125,206

	State of Hawaii, Series EH, Unrefunded balance
315,000	5.000%, 08/01/21	Aa1/AA+/NR	361,047

	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa1/AA+/AA	2,445,616

	State of Hawaii, Series EO, Refunding
3,000,000	5.000%, 08/01/21	Aa1/AA+/AA	3,438,540
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA	4,764,120
2,000,000	5.000%, 08/01/28	Aa1/AA+/AA	2,369,060
1,000,000	5.000%, 08/01/29	Aa1/AA+/AA	1,178,790
1,000,000	5.000%, 08/01/30	Aa1/AA+/AA	1,175,220

	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa1/AA+/AA	2,349,000
5,075,000	5.000%, 08/01/23	Aa1/AA+/AA	6,069,193
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA	6,079,800
5,000,000	5.000%, 08/01/25	Aa1/AA+/AA	6,042,800
5,250,000	5.000%, 08/01/26	Aa1/AA+/AA	6,291,075

	State of Hawaii, Series ET
1,000,000	5.000%, 10/01/19	Aa1/AA+/AA	1,084,970
200,000	5.000%, 10/01/24	Aa1/AA+/AA	243,690

	State of Hawaii, Series EU
1,690,000	3.000%, 10/01/25	Aa1/AA+/AA	1,823,054

	State of Hawaii, Series EZ Refunding
2,000,000	5.000%, 10/01/26	Aa1/AA+/AA	2,453,460

	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa1/AA+/AA	7,519,356
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA	2,517,031

	State of Hawaii, Series FG
5,000,000	3.000%, 10/01/19	Aa1/AA+/AA	5,204,700
6,045,000	5.000%, 10/01/21	Aa1/AA+/AA	6,961,120
470,000	5.000%, 10/01/28	Aa1/AA+/AA	576,352

	State of Hawaii, Series FH
3,015,000	5.000%, 10/01/28	Aa1/AA+/AA	3,697,234

	State of Hawaii, Series FK
4,000,000	4.000%, 05/01/21	Aa1/AA+/AA	4,405,800
4,000,000	4.000%, 05/01/22	Aa1/AA+/AA	4,484,960

	State of Hawaii, Series FN
2,500,000	5.000%, 10/01/29	Aa1/AA+/AA	3,081,625

	Total State		109,544,247

	Total General Obligation Bonds		314,685,030

	Revenue Bonds (36.2%):

	Airport (4.6%):

	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/A+/A	14,651,910
5,000,000	5.000%, 07/01/22	A1/A+/A	5,551,650
1,500,000	5.000%, 07/01/23	A1/A+/A	1,664,895
2,000,000	5.000%, 07/01/24	A1/A+/A	2,219,040
1,000,000	5.000%, 07/01/45	A1/A+/A	1,122,220

	State of Hawaii Airport System Revenue Refunding, AMT, Series B
250,000	5.000%, 07/01/19	A1/A+/A	267,365

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/A+/A	1,285,493
1,000,000	5.250%, 07/01/23	A1/A+/A	1,117,190

	State of Hawaii Airport System Revenue, Series A
2,000,000	4.000%, 07/01/20	A1/A+/A	2,157,040
3,020,000	5.000%, 07/01/22	A1/A+/A	3,350,932

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
800,000	5.000%, 08/01/21	A2/A/A-	905,728
360,000	5.000%, 08/01/23	A2/A/A-	422,107

	Total Airport		34,715,570

	Education (4.3%):

	University of Hawaii, Revenue Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa2/NR/AA	576,670
1,565,000	5.000%, 10/01/25	Aa2/NR/AA	1,935,905
4,635,000	5.000%, 10/01/29	Aa2/NR/AA	5,619,289
3,825,000	5.000%, 10/01/31	Aa2/NR/AA	4,577,760

	University of Hawaii, Series A
1,510,000	5.000%, 10/01/17	Aa2/NR/AA	1,524,617
1,155,000	4.000%, 10/01/18	Aa2/NR/AA	1,197,007
2,725,000	5.500%, 10/01/22	Aa2/NR/AA	2,990,333
5,225,000	5.250%, 10/01/34	Aa2/NR/AA	5,673,462

	University of Hawaii, Series A-2
2,175,000	4.000%, 10/01/17	Aa2/NR/AA	2,190,943
1,000,000	4.000%, 10/01/19	Aa2/NR/AA	1,063,870

	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa2/NR/AA	1,208,059
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,443,100
1,050,000	5.000%, 10/01/25	Aa2/NR/AA	1,298,850
1,015,000	5.000%, 10/01/26	Aa2/NR/AA	1,244,268

	Total Education		32,544,133

	Housing (0.5%):

	Hawaii State Department of Hawaiian Home Lands
1,000,000	5.500%, 04/01/20	Aa3/NR/A	1,069,520

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,902,563

	State of Hawaii Housing Finance and Development Corp., Kuhio Park Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured Liquidity Agreement	NR/AA+/NR	199,930

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
830,000	4.500%, 01/01/26 GNMA/ FNMA/ FHLMC Insured	Aaa/AA+/AAA	865,499

	Total Housing		4,037,512

	Medical (6.2%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
940,000	5.000%, 07/01/19	A1/NR/A+	1,004,136
695,000	5.000%, 07/01/20	A1/NR/A+	765,132
750,000	5.000%, 07/01/21	A1/NR/A+	848,400
1,000,000	5.000%, 07/01/24	A1/NR/A+	1,164,770
685,000	5.000%, 07/01/25	A1/NR/A+	791,189
1,355,000	5.000%, 07/01/27	A1/NR/A+	1,544,673

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A1/NR/A+	462,382

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
2,025,000	5.000%, 07/01/20	A1/AA-/NR	2,238,719
1,295,000	5.000%, 07/01/21	A1/AA-/NR	1,470,809
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,741,905
1,070,000	5.000%, 07/01/23	A1/AA-/NR	1,266,816
4,655,000	5.000%, 07/01/24	A1/AA-/NR	5,611,789
1,395,000	5.000%, 07/01/25	A1/AA-/NR	1,701,328
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,060,761
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,382,260
850,000	5.000%, 07/01/28	A1/AA-/NR	1,003,646
14,800,000	5.000%, 07/01/35	A1/AA-/NR	16,865,636

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
3,575,000	5.125%, 11/15/32	NR/NR/A-	3,869,151

	Total Medical		46,793,502

	Transportation (7.7%):

	State of Hawaii Harbor System, Series A
130,000	5.000%, 07/01/18	A2/AA-/A+	134,945
16,500,000	5.750%, 07/01/35	A2/AA-/A+	18,463,170
4,025,000	5.625%, 07/01/40	A2/AA-/A+	4,470,648

	State of Hawaii Harbor System, Series A, AMT
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA/A+	2,215,000

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/18	Aa2/AA+/AA	1,020,950
5,135,000	5.500%, 07/01/18	Aa2/AA+/AA	5,362,737

	State of Hawaii Highway Revenue, Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	601,945
1,555,000	5.000%, 01/01/25	Aa2/AA+/AA	1,893,959
285,000	5.000%, 01/01/26	Aa2/AA+/AA	345,659
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	6,181,800
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	6,040,700
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,168,570
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,460,250

	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 01/01/25	Aa2/AA+/AA	2,446,360

	Total Transportation		57,806,693

	Utility (1.9%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), AMT
2,000,000	4.650%, 03/01/37 FGIC Insured	Baa2/BBB-/NR	2,002,740

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
7,750,000	3.100%, 05/01/26	Baa2/NR/A-	7,767,670

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
1,000,000	4.000%, 03/01/37	Baa2/NR/A-	1,002,340

	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
3,178,395	1.467%, 07/01/22	Aaa/AAA/AAA	3,145,975

	Total Utility		13,918,725

	Water & Sewer (11.0%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
265,000	5.000%, 07/01/21	Aa2/NR/AA+	302,301
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,190,830
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,249,977
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,173,117
875,000	5.000%, 07/01/27	Aa2/NR/AA+	1,050,403
1,600,000	5.000%, 07/01/28	Aa2/NR/AA+	1,911,504

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,349,110
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,495,343
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,795,741
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,505,059
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	4,024,248

	City and County of Honolulu, Hawaii, Wastewater System
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,052,680

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Unrefunded balance
445,000	5.000%, 07/01/20	Aa2/NR/AA	482,491
530,000	5.000%, 07/01/21	Aa2/NR/AA	574,541

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2011A
1,320,000	3.250%, 07/01/20	Aa2/NR/AA	1,398,738

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,729,470
1,000,000	5.000%, 07/01/37	Aa2/NR/AA	1,145,780
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,838,975

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	2,921,475
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,158,320
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,196,650

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,168,590
2,060,000	5.000%, 07/01/23	Aa2/NR/AA	2,453,110
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,415,460
2,075,000	5.000%, 07/01/25	Aa2/NR/AA	2,537,497
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,380,660
2,000,000	5.000%, 07/01/31	Aa2/NR/AA	2,369,480

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
3,000,000	5.000%, 07/01/34	Aa2/NR/AA	3,528,960

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	8,003,026

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015 A
850,000	5.000%, 07/01/21	Aa3/NR/AA-	968,941
2,000,000	5.000%, 07/01/22	Aa3/NR/AA-	2,326,720
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,871,760

	Total Water & Sewer		82,570,957

	Total Revenue Bonds		272,387,092

	Pre-Refunded\ Escrowed to Maturity Bonds (22.7%)††

	Pre-Refunded\ Escrowed to Maturity General Obligation Bonds (16.4%)

	City & County (7.9%):

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 7/01/17 @100
230,000	5.000%, 07/01/22 AGM Insured	NR/AA/AA+	230,000

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 9/01/19 @100
3,500,000	5.250%, 09/01/26	Aa1/NR/AA+	3,805,760
3,820,000	5.250%, 09/01/27	Aa1/NR/AA+	4,153,715
7,390,000	5.250%, 09/01/28	Aa1/NR/AA+	8,035,590
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	9,334,986
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	9,900,413

	County of Hawaii, Prerefunded to 7/15/18 @100
2,245,000	5.500%, 07/15/23	Aa2/AA-/AA+	2,348,472
1,990,000	5.750%, 07/15/24	Aa2/AA-/AA+	2,086,774
2,370,000	5.750%, 07/15/25	Aa2/AA-/AA+	2,485,253
3,585,000	6.000%, 07/15/27	Aa2/AA-/AA+	3,768,480

	County of Hawaii, Series A, Prerefunded to 9/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA+	1,764,255

	County of Hawaii, Series A, Prerefunded to 3/01/20 @100
1,000,000	5.000%, 03/01/26	Aa2/AA-/AA+	1,099,740

	County of Hawaii, 2010-Series A, Prerefunded to 3/01/20 @100
2,870,000	5.000%, 03/01/29	Aa2/AA-/AA+	3,156,254

	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA-/AA+	588,085
1,060,000	5.000%, 09/01/24	Aa2/AA-/AA+	1,246,740
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA+	1,176,170
1,575,000	5.000%, 09/01/26	Aa2/AA-/AA+	1,852,468
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA+	1,176,170
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA+	1,176,170

	Total City & County		59,385,495

	State (8.5%):

	Guam Government, Series A, Prerefunded to 11/15/19 @100
5,000,000	6.750%, 11/15/29	NR/NR/NR*	5,642,000

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR/NR*	738,273

	State of Hawaii, Series DK, ETM 5/01/18
490,000	5.000%, 05/01/18	NR/NR/NR*	505,950

	State of Hawaii, Series DK, Prerefunded to 05/01/18 @100
930,000	5.000%, 05/01/20	NR/NR/NR*	960,272
120,000	5.000%, 05/01/20	Aa1/AA+/NR	124,007
55,000	5.000%, 05/01/20	NR/NR/NR*	56,813
760,000	5.000%, 05/01/23	NR/NR/NR*	784,738
1,000,000	4.400%, 05/01/26	Aa1/AA+/AA	1,028,500

	State of Hawaii, Series DN, Prerefunded to 08/01/18 @100
100,000	5.000%, 08/01/21	Aa1/AA+/AA	104,320
75,000	5.000%, 08/01/21	NR/NR/NR*	78,200
680,000	5.250%, 08/01/25	NR/NR/NR*	710,811
420,000	5.250%, 08/01/25	Aa1/AA+/AA	439,261

	State of Hawaii, Series DQ, Prerefunded to 06/01/19 @100
6,620,000	5.000%, 06/01/23	NR/NR/NR*	7,103,459
3,380,000	5.000%, 06/01/23	Aa1/AA+/AA	3,630,154
600,000	5.000%, 06/01/25	NR/NR/NR*	643,818
400,000	5.000%, 06/01/25	Aa1/AA+/AA	429,604

	State of Hawaii, Series DZ, ETM
730,000	5.000%, 12/01/19	NR/NR/NR*	796,408
15,000	5.000%, 12/01/19	NR/NR/NR*	16,346

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,580,000	5.000%, 12/01/26	NR/NR/NR*	4,130,031
1,945,000	5.000%, 12/01/28	NR/NR/NR*	2,243,830

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	4,280,004
1,305,000	5.000%, 12/01/26	Aa1/AA+/AA	1,508,528
3,240,000	5.000%, 12/01/28	NR/NR/NR*	3,737,794
945,000	5.000%, 12/01/28	Aa1/AA+/AA	1,092,382
8,845,000	5.000%, 12/01/29	NR/NR/NR*	10,203,946
1,735,000	5.000%, 12/01/29	Aa1/AA+/AA	2,005,591
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,868,361
2,315,000	5.000%, 12/01/30	Aa1/AA+/AA	2,676,047

	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
3,000,000	5.000%, 11/01/22	NR/NR/NR*	3,533,160
45,000	5.000%, 11/01/24	NR/NR/NR*	52,997
70,000	5.000%, 11/01/27	NR/NR/NR*	82,440

	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,718

	Total State		64,213,763

	Total Pre-Refunded\ Escrowed to Maturity General Obligation Bonds		123,599,258

	Pre-Refunded Revenue Bonds (6.3%)

	Transportation (2.9%):

	State of Hawaii Highway Revenue, Prerefunded 01/01/019 @100
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	5,599,233

	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,950,160
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,749,276
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,610,273

	Total Transportation		21,908,942

	Water & Sewer (3.4%):

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/21 @100
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	6,024,158
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	5,035,117
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,305,920

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Prerefunded to 07/01/19 @100
555,000	5.000%, 07/01/20	NR/NR/NR*	597,180
1,565,000	5.000%, 07/01/22	NR/NR/NR*	1,683,940
1,845,000	5.000%, 07/01/23	NR/NR/NR*	1,985,220
1,485,000	5.000%, 07/01/23	Aa2/NR/AA	1,597,860
1,395,000	5.000%, 07/01/24	NR/NR/NR*	1,501,020
1,150,000	5.000%, 07/01/24	Aa2/NR/AA	1,237,400

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,171,740
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,171,740

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2009 A, Prerefunded to 07/01/19 @100
1,115,000	5.000%, 07/01/22	Aa3/NR/AA-	1,199,740

	Total Water & Sewer		25,511,035

	Total Pre-Refunded Revenue Bonds		47,419,977

	Total Pre-Refunded\ Escrowed to Maturity Bonds		171,019,235

	Total Municipal Bonds (cost $744,038,504)		758,091,357

Shares	Short-Term Investment (0.0%)
316,916	Dreyfus Government Cash Management, Institutional Shares, 0.91%**(cost $316,916)	Aaa-mf/AAAm/NR	316,916

	Total Investments (cost $744,355,420-note b) - 100.7%		758,408,273
	Other assets less liabilities - (0.7%)		(5,074,820)
	NET ASSETS - 100.0%		$753,333,453

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa and Aaa-m of Moody's	0.6%
Prerefunded bonds\ ETM bonds ††	22.5
Aa of Moody's or AA of S&P	59.4
A of Moody's	14.1
BBB of Fitch	1.4
Not rated*	2.0
100.0%

PORTFOLIO ABBREVIATIONS:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFG	National Public Finance Guarantee
NR	Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

*** Illiquid security: This security represents 2.0% of net assets.

† Calculated using the Moody's rating unless otherwise noted.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $730,096,123 amounted to $28,312,150 which consisted of aggregate gross unrealized appreciation of $29,576,222 and aggregate gross unrealized depreciation of $1,264,072.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2017:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$316,916
Level 2 – Other Significant Observable Inputs- Municipal Bonds	758,091,357
Level 3 – Significant Unobservable Inputs	—
Total	$758,408,273
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 9, 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 9, 2017